ZHEJIANG TIANLAN CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY In Thousands	Total USD ($)	Retained Earnings USD ($)	Noncontrolling Interest USD ($)	ZHEJIANG TIANLAN CNY	ZHEJIANG TIANLAN Ordinary CNY	ZHEJIANG TIANLAN Capital reserve CNY	ZHEJIANG TIANLAN PRC statutory reserves CNY	ZHEJIANG TIANLAN Retained Earnings CNY	ZHEJIANG TIANLAN Noncontrolling Interest CNY
Beginning Balance, amount at Dec. 31, 2011				153,935	61,200	43,189	4,272	41,183	4,091
Net profit/loss	(120)	(429)	309	(1,501)				(1,250)	(251)
Appropriation of reserves		(37)					2	(2)
Ending Balance, amount at Dec. 31, 2012				152,434	61,200	43,189	4,274	39,931	3,840
Net profit/loss	95	(18)	113	5,298				7,626	(2,328)
Appropriation of reserves		(4)					1,243	(1,243)
Dividend paid to NCI				(6,120)				(6,120)
Ending Balance, amount at Dec. 31, 2013				151,612	61,200	43,189	5,517	40,194	1,512
Net profit/loss	(5)	164	(169)	22,879				22,871	8
Dividend paid				(9,180)				(9,180)
Appropriation of reserves							2,191	(2,191)
Ending Balance, amount at Dec. 31, 2014				165,311	61,200	43,189	7,708	51,694	1,520